CASH AND CASH EQUIVALENTS (Tables)	12 Months Ended
Dec. 31, 2018
Cash and cash equivalents [abstract]
Schedule of cash and cash equivalents

 The detail of the balances included under cash and cash equivalents is as follows:

	As of December 31,
	2018	2017
	MCh$	MCh$

Cash and deposits in banks
Cash	824,863	613,361
Deposits at the Central Bank of Chile	953,016	441,683
Deposits in local banks	664	393
Deposits in banks abroad	286,898	397,485
Subtotals – Cash and deposits in banks	2,065,411	1,452,922

Net cash items in process of collection	190,714	181,419

Cash and cash equivalents	2,256,155	1,634,341

Schedule of cash in process of collection and in process

Cash items in process of collection and in process of being cleared represent domestic transactions which have not been processed through the central domestic clearinghouse or international transactions which may be delayed in settlement due to timing differences. These transactions were as follows:

	As of December 31,
	2018	2017
	MCh$	MCh$

Assets
Documents held by other banks (documents to be cleared)	210,546	199,619
Funds receivable	143,211	468,526
Subtotal	353,757	668,145
Liabilities
Funds payable	163,043	486,726
Subtotal	163,043	486,726

Cash in process of collection, net	190,714	181,419